UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSC Advisors, L.P.
Address: 900 North Michigan Avenue
         Suite 1900
         Chicago, Illinois  60611

13F File Number:  028-11157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Bluhm
Title:     Manager of the General Partner
Phone:     312.915.2485

Signature, Place, and Date of Signing:

 /s/ Andrew Bluhm     Chicago, Illinois/USA     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    39

Form 13F Information Table Value Total:    $94,541 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERISOURCEBERGEN CORP         COM              03073E105     3097    80000 SH       SOLE                    80000
APPLE INC                      COM              037833100       64    50000 SH  CALL SOLE                                      50000
APPLE INC                      COM              037833100       70    10000 SH  PUT  SOLE                                      10000
ASSURED GUARANTY LTD           COM              G0585R106      272    20000 SH       SOLE                    20000
AVON PRODS INC                 COM              054303102        2    23900 SH  CALL SOLE                                      23900
C&J ENERGY SVCS INC            COM              12467B304     1855    93200 SH       SOLE                    93200
CAPITALSOURCE INC              COM              14055X102    15384  2029536 SH       SOLE                  2029536
CHINA XINIYA FASHION LTD       SPONSORED ADR    16950W105      111   100000 SH       SOLE                   100000
CURRENCYSHARES EURO TR         EURO SHS         23130C108      472     3700 SH       SOLE                     3700
CVS CAREMARK CORPORATION       COM              126650100    15494   320000 SH       SOLE                   320000
DANA HLDG CORP                 COM              235825205     1403   114100 SH       SOLE                   114100
DARA BIOSCIENCES INC           COM NEW          23703P205      263   250000 SH       SOLE                   250000
DARLING INTL INC               COM              237266101     1646    90000 SH       SOLE                    90000
DRYSHIPS INC                   SHS              Y2109Q101       40   250000 SH  CALL SOLE                                     250000
DURECT CORP                    COM              266605104       72    50000 SH       SOLE                    50000
GOLDMAN SACHS GROUP INC        COM              38141G104     3979    35000 SH       SOLE                    35000
GOLDMAN SACHS GROUP INC        COM              38141G104       23    35000 SH  PUT  SOLE                                      35000
GOOGLE INC                     CL A             38259P508     1758    20000 SH  CALL SOLE                                      20000
HARRIS CORP DEL                COM              413875105     3309    64600 SH       SOLE                    64600
HEWLETT PACKARD CO             COM              428236103       79   100000 SH  PUT  SOLE                                     100000
ISHARES TR                     BARCLYS 1-3 YR   464287457     1496    17700 SH       SOLE                    17700
ISHARES TR                     RUSL 2000 VALU   464287630       44      600 SH       SOLE                      600
ISHARES TR                     RUSSELL 2000     464287655      105   250000 SH  PUT  SOLE                                     250000
MCKESSON CORP                  COM              58155Q103     7140    83000 SH       SOLE                    83000
QUESTCOR PHARMACEUTICALS INC   COM              74835Y101        8    20000 SH  CALL SOLE                                      20000
SAFEWAY INC                    COM NEW          786514208       19    25000 SH  PUT  SOLE                                      25000
SPDR GOLD TRUST                GOLD SHS         78463V107     3784    22000 SH       SOLE                    22000
SPDR S&P 500 ETF TR            TR UNIT          78462F103      238   170000 SH  PUT  SOLE                                     170000
SPDR SERIES TRUST              S&P REGL BKG     78464A698        6   100000 SH  CALL SOLE                                     100000
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401     2898    50000 SH       SOLE                    50000
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401      286    45000 SH  CALL SOLE                                      45000
TARGET CORP                    COM              87612E106     6982   110000 SH       SOLE                   110000
UNION PAC CORP                 COM              907818108    11870   100000 SH       SOLE                   100000
UNITED RENTALS INC             COM              911363109      169    75000 SH  CALL SOLE                                      75000
UNITED STATES OIL FUND LP      UNITS            91232N108       32    25000 SH  CALL SOLE                                      25000
VICAL INC                      COM              925602104      648   150000 SH       SOLE                   150000
WELLPOINT INC                  COM              94973V107     8411   145000 SH       SOLE                   145000
YAHOO INC                      COM              984332106      799    50000 SH       SOLE                    50000
ZYNGA INC                      CL A             98986T108      213    75000 SH       SOLE                    75000